UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 MARCH 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      SRM FUND MANAGEMENT CAYMAN LIMITED
Address:   PO BOX 309 GT
           UGLAND HOUSE SOUTH CHURCH STREET
           GEORGE TOWN - GRAND CAYMAN - CAYMAN ISLANDS

Form 13F File Number:   28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PHILIP PRICE
Title:   CHIEF OPERATING OFFICER
Phone:   +377 97 97 79 33

Signature, Place, and Date of Signing:

    /s/ PHILIP PRICE             MONACO             04 MAY 2007
--------------------------    --------------        -----------
      [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_________________       ________________________________
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    1,844,088
                                           (thousands)


List of Other Included Managers:

(Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.     Form 13F File Number        Name

     ___      ____________________        ____________

[Repeat as necessary.]

                                                     Form 13F Information Table

          Column 1               Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------               --------     --------   --------      --------        --------   --------       --------

                                 Title of                 Value    Shrs or     Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer            Class       Cusip      (x$1000)  Prn Amt     Prn  Call Discretion  Managers  Sole      Shared None
        --------------            -----       -----      --------  -------     ---  ---- ----------  --------  ----      ------ ----
BEAR STEARNS COS INC              COM        073902108     75,175     500,000  SH        SOLE                     500,000
BOSTON SCIENTIFIC CORP            COM        101137107    375,017  25,792,100  SH        SOLE                  25,792,100
CHARTER
COMMUNICATIONS INC D              CLA        16117M107     24,831   8,900,000  SH        SOLE                   8,900,000
                                  COM
CHENIERE ENERGY INC               NEW        16411R208    163,431   5,246,605  SH        SOLE                   5,246,605
CITIGROUP INC                     COM        172967101     77,010   1,500,000  SH        SOLE                   1,500,000
                                  COM
CONSECO INC                       NEW        208464883     28,456   1,644,900  SH        SOLE                   1,644,900
ENSCO INTL INC                    COM        26874Q100    121,567   2,234,700  SH        SOLE                   2,234,700
KBR INC                           COM        48242W106      2,543     125,000  SH        SOLE                     125,000
LEHMAN BROS HLDGS INC             COM        524908100    162,919   2,325,100  SH        SOLE                   2,325,100
NABORS INDUSTRIES LTD             SHS        G6359F103    146,142   4,925,600  SH        SOLE                   4,925,600
REALOGY CORP                      COM        75605E100     95,572   3,227,700  SH        SOLE                   3,227,700
STONE ENERGY CORP                 COM        861642106     29,867   1,005,968  SH        SOLE                   1,005,968
TYCO INTL LTD                     COM        902124106    205,617   6,517,200  SH        SOLE                   6,517,200
VIRGIN MEDIA INC                  COM        92769L101    335,941  13,304,600  SH        SOLE                  13,304,600